Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	Consumer Portfolio Services, Inc.
Entity Central Index Key	0000889609
EBP 001
Entity Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	Consumer Portfolio Services, Inc.
Entity Central Index Key	0000889609